Income Taxes - Disclosure Of Detailed Information About Components Of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recognized deferred tax assets and liabilities [abstract]
Non-capital losses	$ 11,698	$ 7,559
Mineral property, plant and equipment	4,727	3,691
Other	1,290	1,671
Total deferred tax assets	17,715	12,921
Mineral properties, plant and equipment	(18,456)	(16,800)
Other	(9,971)	(4,609)
Total deferred tax liabilities	(28,427)	(21,409)
Net deferred tax liability	$ (10,712)	$ (8,488)